Mexican Government Long-Term Notes Receivable And Other Assets (Tables)	6 Months Ended
Jun. 30, 2021
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Summary of Long-Term Notes Receivable
A.   Long-term notes receivable
As of June 30, 2021 and December 31, 2020, the balance of long-term notes receivable was as follows:

	June 30, 2021		December 31, 2020
Promissory notes issued by the Mexican Government	Ps.	—	Ps.	—
Other long-term notes receivable (1)		858,648		886,827

Total long-term notes receivable	Ps.	858,648	Ps.	886,827

(1)	Mainly collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.

Summary of Roll forward Related to the Promissory Notes
The roll-forward related to the promissory notes is as follows:

	For the year ended December 31, 2020 (i)
Balance at the beginning of the year	Ps.	126,534,822
Collected promissory notes		(4,102,622)
Accrued interests		7,097,040
Interests received from promissory notes		(881,048)
Reversal of (impairment) of the promissory notes		8,000
Exchange from promissory notes to Bonds		(128,656,192)

Balance at the end of the period	Ps.	—

(i)	Until November 19, 2020.

Summary of Balance of Government Bonds
As of June 30, 2021 and December 31, 2020, the balance of the Government Bonds (see Note
15-A),
included Government Bonds valued at amortized cost as follows:

	June 30, 2021		December 31, 2020
Government Bonds	Ps.	126,757,435	Ps.	129,549,519
Less: current portion of Government Bonds, net of expected credit losses (1)		15,973,436		18,036,557

Total long-term notes receivable Government Bonds	Ps.	110,783,999	Ps.	111,512,962

(1)	Includes an expected credit loss of Ps. 14,909.

Summary of Roll forward of the Mexican Bonds
The roll-forward of the Mexican Bonds is as follows:

	June 30, 2021	December 31, 2020
Balance as of the beginning of the year	Ps. 129,549,519	—
Promissory notes value at the beginning of the exchange as of November 19, 2020	—	128,656,192
Financial income from the Exchange of promissory notes to Bonds	—	130,419

Initial value of Mexican Bonds	—	128,786,611
Accrued interests	3,478,512	2,103,099
Interests received from bonds	(3,472,081)	(817,270)
Impact of the valuation of bonds in UDIS	205,333	(505,339)
Amortized cost	(3,006,521)
Reversal ( Impairment) of bonds	2,673	(17,582)

Balance at the end of the period	Ps. 126,757,435	129,549,519

Summary of Other Assets
As of June 30,

2021 and December 31, 2020, the balance of other assets was as follows:

	June 30, 2021	December 31, 2020
Payments in advance (1)	Ps. 34,553,411	Ps. 5,223,679
Other (2)	1,816,743	1,680,934
Insurance	656,604	678,897

Total other assets	Ps. 37,026,758	Ps. 7,583,510

(1)	Mainly advance payments to contractors for the construction of the Dos Bocas refinery.
(2)
Includes restricted cash for Ps. 50,657 as of June 30, 2021, as a result of a cash retention ordered by the court in a commercial judgement promoted by OPCO Soluciones, S.A. de C.V. against PEMEX’s subsidiary company AGRO, due to lack of payment by this subsidiary company.